Neuberger Berman ETF Trust®
Neuberger Japan Equity ETF (the “Fund”)

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information of the Fund, each dated December 18, 2025, as each may be amended and supplemented

Effective immediately, Hiroaki Misawa will no longer be a portfolio manager for the Fund and all references to Mr. Misawa in the Summary Prospectus, Prospectus and Statement of Additional Information for the Fund are removed in their entirety.

In addition, effective immediately, Zui Shiromoto is added as a portfolio manager to the Fund and the Fund’s Summary Prospectus and Prospectus are revised as follows:

(a)	The “Portfolio Managers” section of the Summary Prospectus and Prospectus for the Fund is deleted and replaced with the following:

Portfolio Managers
The Fund is managed by Portfolio Managers Keita Kubota, Kei Okamura and Zui Shiromoto. Messrs. Kubota and Okamura have managed the Fund since inception. Mr. Shiromoto has managed the Fund since January 2026.

(b)	The “Management of the Fund - Portfolio Managers” section of the Prospectus for the Fund is deleted and replaced with the following:

Neuberger Japan Equity ETF
Keita Kubota, is a Managing Director of NBEAL and joined the firm in 2019 and has been a Portfolio Manager of the Fund since its inception. He is the Head of the Japanese Equites team.
Kei Okamura, is a Senior Vice President of NBEAL. Mr. Okamura joined the firm in 2020 and has been a Portfolio Manager of the Fund since its inception.
Zui Shiromoto, is a Senior Vice President of NBEAL. Mr. Shiromoto joined the firm in 2022 and has been a Portfolio Manager of the Fund since January 2026.  Prior to joining the firm, Mr. Shiromoto was a portfolio manager at another asset management firm since 2017.

The date of this supplement is January 26, 2026.

Please retain this supplement for future reference.

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